United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Capital Appreciation Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Consumer Discretionary—11.1%
202,700		Comcast Corp., Class A	$7,718,816
677,715		D. R. Horton, Inc.	16,034,737
210,500		Foot Locker, Inc.	7,230,675
310,600		Las Vegas Sands Corp.	17,160,650
186,700		Macy's, Inc.	7,376,517
45,900		Nike, Inc., Class B	2,480,895
14,500	[1]	Priceline.com, Inc.	9,939,315
205,456		Scripps Networks Interactive	12,691,017
246,700	[1]	TRW Automotive Holdings Corp.	14,217,321
27,400		Walt Disney Co.	1,476,312
		TOTAL	96,326,255
		Consumer Staples—5.7%
303,200		Altria Group, Inc.	10,211,776
550,400		Kroger Co.	15,246,080
306,188		The Coca-Cola Co.	11,402,441
188,200		Wal-Mart Stores, Inc.	13,164,590
		TOTAL	50,024,887
		Energy—14.1%
163,600	[1]	Cameron International Corp.	10,357,516
141,993		Chevron Corp.	16,350,494
120,100		Exxon Mobil Corp.	10,805,397
251,700		Halliburton Co.	10,239,156
449,200		Marathon Oil Corp.	15,097,612
158,800		National-Oilwell, Inc.	11,773,432
172,500		Occidental Petroleum Corp.	15,226,575
160,221		Phillips 66	9,704,586
126,200		Schlumberger Ltd.	9,849,910
240,200	[1]	Transocean Ltd.	13,621,742
		TOTAL	123,026,420
		Financials—19.5%
264,800	[1]	American International Group, Inc.	10,017,384
357,600		Bank of New York Mellon Corp.	9,712,416
51,900		BlackRock, Inc.	12,262,932
304,800		Citigroup, Inc.	12,850,368
252,100		Discover Financial Services	9,678,119
162,900		Goldman Sachs Group, Inc.	24,086,394
478,755		J.P. Morgan Chase & Co.	22,525,423
645,170		MetLife, Inc.	24,090,648
279,700		PNC Financial Services Group	17,285,460
551,900		SunTrust Banks, Inc.	15,657,403
319,874		Wells Fargo & Co.	11,141,211
		TOTAL	169,307,758
		Health Care—11.7%
269,737	[1]	Amarin Corporation PLC, ADR	2,298,159
98,994		Amgen, Inc.	8,460,028
272,700		Bristol-Myers Squibb Co.	9,855,378
273,400	[1]	Gilead Sciences, Inc.	10,785,630
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
196,900		GlaxoSmithKline PLC, ADR	$8,980,609
188,800		Johnson & Johnson	13,956,096
82,700		McKesson Corp.	8,702,521
237,900		Merck & Co., Inc.	10,289,175
352,800	[1]	Mylan, Inc.	9,973,656
668,100		Pfizer, Inc.	18,225,768
		TOTAL	101,527,020
		Industrials—14.5%
266,100		Danaher Corp.	15,947,373
88,700		Dover Corp.	6,136,266
583,419		General Electric Co.	12,998,575
266,807		Honeywell International, Inc.	18,206,910
185,900		Northrop Grumman Corp.	12,090,936
103,000		Parker-Hannifin Corp.	9,575,910
143,920		Union Pacific Corp.	18,919,723
162,300		United Parcel Service, Inc.	12,868,767
221,810		United Technologies Corp.	19,423,902
		TOTAL	126,168,362
		Information Technology—18.2%
142,035		Accenture PLC	10,210,896
76,300	[1]	Alliance Data Systems Corp.	12,024,880
48,120		Apple, Inc.	21,909,517
108,800		Broadcom Corp.	3,530,560
601,360	[1]	EMC Corp.	14,799,470
210,900	[1]	eBay, Inc.	11,795,637
28,400	[1]	Google, Inc.	21,461,596
406,000		Intel Corp.	8,542,240
673,631		Microsoft Corp.	18,504,643
323,027	[1]	NXP Semiconductors NV	9,687,580
204,100		Oracle Corp.	7,247,591
53,800		Qualcomm, Inc.	3,552,414
95,000		Visa, Inc., Class A	15,001,450
		TOTAL	158,268,474
		Materials—4.6%
38,700		CF Industries Holdings, Inc.	8,868,879
156,200		Du Pont (E.I.) de Nemours & Co.	7,411,690
179,700		Eastman Chemical Co.	12,785,655
76,800		PPG Industries, Inc.	10,588,416
		TOTAL	39,654,640
		TOTAL COMMON STOCKS (IDENTIFIED COST $720,810,275)	864,303,816
		MUTUAL FUND—0.4%
3,839,387	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	3,839,387
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $724,649,662)[4]	868,143,203
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,766,002
		TOTAL NET ASSETS—100%	$869,909,205
2

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At January 31, 2013, the cost of investments for federal tax purposes was $724,649,662. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $143,493,541. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $149,216,477 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,722,936.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
3

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.9%
		Consumer Discretionary—13.5%
1,000,000		Arezzo Industria e Comercio SA	$18,831,446
345,400		Carnival Corp.	13,373,888
2,685,700	[2]	D. R. Horton, Inc.	63,543,662
900,000	[1]	Del Frisco's Restaurant Group LLC	14,229,000
1,000,000	[1]	General Motors Co.	28,090,000
5,000,000		L'Occitane International SA	15,021,791
1,075,000		Las Vegas Sands Corp.	59,393,750
378,800	[2]	Lennar Corp., Class A	15,735,352
929,400	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	19,480,224
1,000,000	[1]	Michael Kors Holdings Ltd.	56,130,000
24,684,112		NagaCorp Limited	19,447,085
700,000		National CineMedia, Inc.	10,696,000
417,600	[1]	Penn National Gaming, Inc.	20,320,416
12,000,000	[1]	Prada Holding SpA	107,847,436
18,400	[1]	Priceline.com, Inc.	12,612,648
48,989,964	[1]	Samsonite International SA	106,502,668
1,033,460	[1,2]	Shutterfly, Inc.	34,186,857
985,800		Starbucks Corp.	55,323,096
360,000	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	35,215,200
2,008,245	[1,2]	Yoox SpA	38,366,032
		TOTAL	744,346,551
		Consumer Staples—1.1%
1,950,000		Almacenes Exito SA	36,464,816
713,000		ConAgra Foods, Inc.	23,307,970
		TOTAL	59,772,786
		Energy—1.9%
982,370	[1]	Cobalt International Energy	23,783,178
500,000		Halliburton Co.	20,340,000
1,200,000		HollyFrontier Corp.	62,664,000
		TOTAL	106,787,178
		Financials—19.6%
6,000,000	[1]	American International Group, Inc.	226,980,000
300,000		BlackRock, Inc.	70,884,000
21,750,001	[3]	CETIP SA - Mercados Organizado	273,602,091
2,280,000		CITIC Securities Co., Ltd.	6,085,566
19,650,000	[1]	Direct Line Insurance Group PLC	69,466,565
2,661,320		EverBank Financial Corp.	38,828,659
1	[1,4,6]	FA Private Equity Fund IV LP	680,794
4,005,422		Fibra Uno Administracion SA	12,525,410
9,000,000		Housing Development Finance Corp. Ltd.	133,164,129
1	[1,4,6]	Infrastructure Fund	0
2,000,000		J.P. Morgan Chase & Co.	94,100,000
207,635		Jones Lang LaSalle, Inc.	19,131,489
2,000,000		LPS Brasil Cons De Imoveis	35,553,770
800,000		Multiplan Empreendimentos Imobiliarios SA	23,119,994
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1	[4,6]	Peachtree Leadscope LLC, Class A and B	$0
2,385,000		Wells Fargo & Co.	83,069,550
		TOTAL	1,087,192,017
		Health Care—23.3%
3,278,171	[1]	Alkermes, Inc.	75,561,841
600,000		Allergan, Inc.	63,006,000
900,000	[1,2]	Amarin Corporation PLC, ADR	7,668,000
1	[4,6]	Apollo Investment Fund V	2,789,820
1,893,870	[1]	Ariad Pharmaceuticals, Inc.	37,650,136
485,000	[1]	Biogen Idec, Inc.	75,698,800
1,725,460	[1,2,3,4]	Conceptus, Inc.	35,648,004
9,430,000	[1,3]	Corcept Therapeutics, Inc.	20,463,100
2,020,000	[1,2]	Cubist Pharmaceuticals, Inc.	86,940,800
1	[4,6]	Denovo Ventures I LP	507,529
7,663,565	[1,3]	Dexcom, Inc.	116,716,095
17,962,000	[1,3]	Dyax Corp.	57,119,160
223,893	[1]	Dynavax Technologies Corp.	691,829
4,000,000	[1,2,3]	ExamWorks Group, Inc.	57,880,000
2,600,000	[1]	Express Scripts Holding Co.	138,892,000
108,652	[1]	Fluidigm Corp.	1,792,758
2,000,000	[1,2]	Gilead Sciences, Inc.	78,900,000
25,000	[1,2]	Heartware International, Inc.	2,259,500
2,408,454	[1,2]	Insulet Corp.	55,563,034
1	[4,6]	Latin Healthcare Fund	308,335
5,300,000	[1,2]	Nektar Therapeutics	45,421,000
708,171	[1]	NuVasive, Inc.	12,201,786
1	[4,6]	Peachtree Velquest	337,700
8,445,000	[1,3]	Progenics Pharmaceuticals, Inc.	24,068,250
6,706,495	[1,2,3]	Protalix Biotherapeutics, Inc.	34,270,189
332,200	[1]	Puma Biotechnology, Inc.	7,687,108
172,300	[1]	Regeneron Pharmaceuticals, Inc.	29,969,862
2,700,000	[1,3]	Repligen Corp.	18,630,000
2,000,000	[1]	Salix Pharmaceuticals Ltd.	95,800,000
1,028,300	[1,2]	Seattle Genetics, Inc.	30,283,435
959,018	[1,3,6]	Soteira, Inc.	0
1,767,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	8,163,540
3,482,450	[1,2]	Vical, Inc.	12,467,171
1,350,000	[1,2]	Vivus, Inc.	16,348,500
451,900	[1]	Zoetis, Inc.	11,749,400
16,500,000	[1,2,3]	Zogenix, Inc.	23,430,000
		TOTAL	1,286,884,682
		Industrials—16.4%
1,600,000	[2]	Chicago Bridge & Iron Co., N.V.	81,296,000
678,000		DSV, De Sammensluttede Vognmad AS	17,398,220
991,300	[2]	Danaher Corp.	59,408,609
1,710,000		Expeditors International Washington, Inc.	73,359,000
720,500	[1]	Fortune Brands Home & Security, Inc.	23,589,170
322,100	[1]	IHS, Inc., Class A	33,144,090
531,900		Kansas City Southern Industries, Inc.	49,525,209
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,418,549	[1]	MRC Global, Inc.	$105,052,011
498,500		MSC Industrial Direct Co.	39,441,320
800,000	[1]	Owens Corning, Inc.	33,336,000
215,000		Precision Castparts Corp.	39,431,000
1,200,000	[1]	Quanta Services, Inc.	34,764,000
2,850,000	[1,3]	RPX Corp.	29,725,500
50,000		Roper Industries, Inc.	5,872,500
466,634		Ryder System, Inc.	26,495,479
1,289,393	[1]	Spirit Airlines, Inc.	25,001,330
255,000	[1]	Teledyne Technologies, Inc.	17,406,300
1,875,000		Trinity Industries, Inc.	74,437,500
1,500,000	[1]	Verisk Analytics, Inc.	82,740,000
600,000		Wabtec Corp.	56,172,000
		TOTAL	907,595,238
		Information Technology—13.7%
4,150,000	[2]	Amadeus IT Holding SA	104,104,293
150,000		Apple, Inc.	68,296,500
450,000		Avago Technologies Ltd.	16,096,500
500,000	[1,2]	Check Point Software Technologies Ltd.	25,000,000
355,000	[1]	Citrix Systems, Inc.	25,971,800
537,036	[1]	CoStar Group, Inc.	50,363,236
1,060,000	[1]	eBay, Inc.	59,285,800
1,059,322	[4,6]	Expand Networks Ltd.	0
395,000	[1,2]	IPG Photonics Corp.	25,864,600
452,124	[1,4,5]	Mail.RU Group Ltd., Series 144A, GDR	15,042,165
2,500,000	[1]	Microsemi Corp.	52,300,000
2,087,271	[1]	Moneygram International, Inc.	28,741,722
1,480,000	[1]	NCR Corp.	41,099,600
1,880,470	[1]	NIC, Inc.	30,651,661
2,041,000	[1]	NXP Semiconductors NV	61,209,590
1	[4,6]	Peachtree Open Networks	0
785,000		Qualcomm, Inc.	51,833,550
711,800	[1]	RADWARE Ltd.	25,888,166
3,751	[3,4,6]	Sensable Technologies, Inc.	0
232,000	[1,2]	ServiceNow, Inc.	6,431,040
345,419	[1]	Tyler Technologies, Inc.	18,669,897
2,528,639	[1]	Vantiv, Inc.	52,646,264
		TOTAL	759,496,384
		Materials—6.6%
397,600		Celanese Corp.	18,639,488
4,853,000	[1]	Cemex Latam Hldgs SA	36,628,272
790,000		Eagle Materials, Inc.	51,168,300
1,190,000		LyondellBasell Industries NV	75,469,800
50,000		Martin Marietta Materials	4,936,500
591,800		Reliance Steel & Aluminum Co.	38,301,296
345,000		Sherwin-Williams Co.	55,938,300
842,400	[2]	Sociedad Quimica Y Minera de Chile, ADR	47,882,016
415,500	[2]	Westlake Chemical Corp.	38,167,830
		TOTAL	367,131,802
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—1.0%
2,050,000	[1,2]	TW Telecom, Inc.	$56,641,500
		Utilities—0.8%
521,600	[2]	ITC Holdings Corp.	42,249,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,814,621,015)	5,418,097,738
		WARRANTS—0.3%
		Health Care—0.3%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/05/2016	128,500
797,358	[1,3]	Corcept Therapeutics, Inc., 3/29/2015	571,785
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	31,206
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	40,886
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	5,961,725
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/05/2014	5,557,333
7,425,000	[1,3,6]	Zogenix, Inc., 7/27/2017	1,361,002
		TOTAL WARRANTS (IDENTIFIED COST $842,911)	13,652,437
		Preferred Stocks—0.0%
		Information Technology—0.0%
679,348	[1,4,6]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		Corporate Bonds—0.6%
		Health Care—0.6%
14,630,000		Insulet Corp., Conv. Bond, 3.750%, 6/15/2016	16,820,111
12,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	16,105,724
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,300,000)	32,925,835
		U.S. Treasury—0.0%
1,200,000	[7,8]	United States Treasury Bill, 0.065%, 4/11/2013 (IDENTIFIED COST $1,199,862)	1,199,885
		MUTUAL FUND—10.7%
593,681,970	[3,9,10]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	593,681,970
		TOTAL INVESTMENTS—109.5% (IDENTIFIED COST $4,442,645,759)[11]	6,059,557,865
		OTHER ASSETS AND LIABILITIES - NET—(9.5)%[12]	(526,746,813)
		TOTAL NET ASSETS—100%	$5,532,811,052
At January 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	340	$25,386,100	March 2013	$(499,205)
The average notional value of short futures contracts held by the Fund throughout the period was $6,346,525. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
4

The average value at settlement date payable of foreign exchange contracts sold by the Fund throughout the period was $266. This is based on the contracts held as of each month-end throughout the three month fiscal period.
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$421,781,117	$468,745,450
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended January 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2013	Value	Dividend Income
CETIP SA – Mercados Organizado	21,638,901	111,100	—	21,750,001	$273,602,091	$616,420
Conceptus, Inc.	1,725,460	—	—	1,725,460	35,648,004	—
Corcept Therapeutics, Inc.	9,430,000	—	—	9,430,000	20,463,100	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	571,785	—
Dexcom, Inc.	7,626,065	37,500	—	7,663,565	116,716,095	—
Dyax Corp.	17,962,000	—	—	17,962,000	57,119,160	—
ExamWorks Group, Inc.	3,920,000	80,000	—	4,000,000	57,880,000	—
*Insulet Corp.	2,383,454	25,000	—	2,408,454	55,563,034	—
*Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	14,630,000	—	—	14,630,000	16,820,111	—
*Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	12,670,000	—	—	12,670,000	16,105,724	—
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	24,068,250	—
Protalix Biotherapeutics, Inc.	6,706,495	—	—	6,706,495	34,270,189	—
RPX, Corp.	2,421,000	429,000	—	2,850,000	29,725,500	—
Repligen Corp.	2,700,000	—	—	2,700,000	18,630,000	—
Sensable Technologies, Inc.	3,751	—	—	3,751	0	—
Soteira, Inc.	959,018	—	—	959,018	0
*TNS, Inc.	2,690,069	—	2,690,069	—	—	—
Zogenix, Inc.	16,500,000	—	—	16,500,000	23,430,000	—
Zogenix, Inc., 7/27/2012	7,425,000	—	—	7,425,000	1,361,002	—
TOTAL OF AFFILIATED COMPANIES	137,434,764	3,881,407	2,690,069	138,626,102	$781,974,045	$616,420
*	At January 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	1,005,609,061
Sales/Reductions	1,017,951,544
Balance of Shares Held 1/31/2013	593,681,970
Value	$593,681,970
Dividend Income	$44,463
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $55,314,347, which represented 1.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, this liquid restricted security amounted to $15,042,165, which represented 0.3% of total net assets.
5

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$2,789,820
Conceptus, Inc.	4/10/2001 - 8/11/2005	$14,616,806	$35,648,004
Denovo Ventures I LP	3/9/2000	$2,888,396	$507,529
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$268,964	$680,794
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$308,335
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Discount rate at time of purchase.
9	7-Day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11	At January 31, 2013, the cost of investments for federal tax purposes was $4,442,645,759. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $1,616,912,106. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,716,335,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,423,037.
12	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and
6

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,839,245,786	$—	$4,624,178	$3,843,869,964
International	1,559,185,609	15,042,165	—	1,574,227,774
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	32,925,835	—	32,925,835
Warrants	—	12,291,435	1,361,002	13,652,437
U.S. Treasury	—	1,199,885	—	1,199,885
Mutual Fund	593,681,970	—	—	593,681,970
TOTAL SECURITIES	$5,992,113,365	$61,459,320	$5,985,180	$6,059,557,865
OTHER FINANCIAL INSTRUMENTS*	$(499,205)	$—-	$—	$(499,205)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
7
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—97.0%
		Consumer Discretionary—10.0%
115,100		Carnival Corp.	$4,456,672
407,600	[1]	Central European Media Enterprises Ltd., Class A	2,408,916
156,700		Las Vegas Sands Corp.	8,657,675
257,400	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	5,395,104
919,000		Prada Holding SpA	8,259,316
164,600		Starbucks Corp.	9,237,352
200,000	[1]	Tri Pointe Homes, Inc.	3,810,000
		TOTAL	42,225,035
		Consumer Staples—3.8%
258,700		ConAgra Foods, Inc.	8,456,903
77,400		Whole Foods Market, Inc.	7,449,750
		TOTAL	15,906,653
		Energy—9.2%
110,000		Anadarko Petroleum Corp.	8,802,200
217,400		Halliburton Co.	8,843,832
224,400		HollyFrontier Corp.	11,718,168
122,187		Schlumberger Ltd.	9,536,695
		TOTAL	38,900,895
		Financials—12.6%
360,700	[1]	American International Group, Inc.	13,645,281
36,700		BlackRock, Inc.	8,671,476
138,600		Capital One Financial Corp.	7,805,952
46,500		Goldman Sachs Group, Inc.	6,875,490
182,700		J.P. Morgan Chase & Co.	8,596,035
221,903		Wells Fargo & Co.	7,728,881
		TOTAL	53,323,115
		Health Care—17.6%
515,700	[1]	Ariad Pharmaceuticals, Inc.	10,252,116
53,700	[1]	Biogen Idec, Inc.	8,381,496
139,800	[1]	Express Scripts Holding Co.	7,468,116
291,200	[1]	Gilead Sciences, Inc.	11,487,840
1,500,000	[1]	IHH Heathcare Bhd	1,588,349
80,800	[1]	Illumina, Inc.	4,090,904
116,600		Novartis AG, ADR	7,907,812
293,000		Pfizer, Inc.	7,993,040
50,400	[1]	Regeneron Pharmaceuticals, Inc.	8,766,576
240,000	[1]	Zoetis, Inc.	6,240,000
		TOTAL	74,176,249
		Industrials—13.9%
80,600		Caterpillar, Inc.	7,930,234
63,500		Danaher Corp.	3,805,555
138,800		Eaton Corp.	7,904,660
213,300		Expeditors International Washington, Inc.	9,150,570
81,500		FedEx Corp.	8,268,175
318,000		Fiat Industrial SpA	4,095,440
236,300	[1]	Owens Corning, Inc.	9,846,621
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
42,400		Precision Castparts Corp.	$7,776,160
		TOTAL	58,777,415
		Information Technology—25.0%
318,200		Amadeus IT Holding SA	7,982,166
20,000		Apple, Inc.	9,106,200
126,000	[1]	Citrix Systems, Inc.	9,218,160
145,900	[1]	eBay, Inc.	8,160,187
87,338	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	2,905,735
13,300		Mastercard, Inc.	6,894,720
210,000		Microsoft Corp.	5,768,700
424,500	[1]	NXP Semiconductors NV	12,730,755
162,500		Qualcomm, Inc.	10,729,875
35,170	[1]	Salesforce.com, Inc.	6,053,812
61,600	[1]	VMware, Inc., Class A	4,711,168
434,250	[1]	Vantiv, Inc.	9,041,085
56,500		Visa, Inc., Class A	8,921,915
125,000	[1]	Yandex NV	3,026,250
		TOTAL	105,250,728
		Materials—4.9%
109,200		Eastman Chemical Co.	7,769,580
200,000		LyondellBasell Industries NV, Class A	12,684,000
		TOTAL	20,453,580
		TOTAL COMMON STOCKS (IDENTIFIED COST $327,799,952)	409,013,670
		MUTUAL FUND—8.8%
37,124,879	[5,6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	37,124,879
		TOTAL INVESTMENTS—105.8% (IDENTIFIED COST $364,924,831)[8]	446,138,549
		OTHER ASSETS AND LIABILITIES - NET—(5.8)%[9]	(24,622,393)
		TOTAL NET ASSETS—100%	$421,516,156
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$3,200,592	$3,206,700
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $2,905,735, which represented 0.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $2,905,735, which represented 0.7% of total net assets.
5	Affiliated holding.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At January 31, 2013, the cost of investments for federal tax purposes was $364,924,831. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $81,213,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,707,757 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,494,039.
9	Assets, other than investments in securities, less liabilities.
2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$327,668,496	$—	$—	$327,668,496
International	78,439,439	2,905,735	—	81,345,174
Mutual Fund	37,124,879	—	—	37,124,879
TOTAL SECURITIES	$443,232,814	$2,905,735	$—	$446,138,549
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—18.7%
36,000	[1]	ASOS PLC	$1,479,357
470,556	[1]	Acquity Group, ADR	3,251,542
729,500		Arezzo Industria e Comercio SA	13,737,540
308,000	[1]	Bloomin Brands, Inc.	5,719,560
53,880	[1,2]	Bright Horizons Family Solutions, Inc.	1,508,640
109,600	[1]	Brunello Cucinelli SpA	2,200,973
52,900	[1]	Buffalo Wild Wings, Inc.	3,890,795
460,700	[1]	CDON Group AB	2,586,879
928,200	[1,2]	Central European Media Enterprises Ltd., Class A	5,485,662
55,000	[1]	Del Frisco's Restaurant Group LLC	869,550
197,100	[2]	Dick's Sporting Goods, Inc.	9,379,989
175,000	[1]	Gordmans Stores, Inc.	2,089,500
1,353,683		International Meal Co. Holdings SA	18,626,015
250,200	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	5,244,192
221,000	[1]	Meritage Corp.	9,777,040
6,732,508		NagaCorp Limited	5,304,127
100,000		National CineMedia, Inc.	1,528,000
50,300	[1]	Penn National Gaming, Inc.	2,447,598
454,400		Salvatore Ferragamo Italia SpA	11,617,822
4,225,000		Samsonite International SA	9,185,019
153,350	[1]	Shutterfly, Inc.	5,072,818
48,518	[1]	Shutterstock, Inc.	1,224,109
54,500	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	5,331,190
10,709		Vail Resorts, Inc.	565,971
142,107	[1]	Vitamin Shoppe Industries, Inc.	8,679,896
444,642	[1,2]	Yoox SpA	8,494,556
		TOTAL	145,298,340
		Consumer Staples—1.3%
700,000	[1]	Amira Nature Food Ltd.	4,816,000
155,000	[1,2]	Annie's, Inc.	5,558,300
		TOTAL	10,374,300
		Energy—3.2%
156,500	[1,2]	C&J Energy Services, Inc.	3,585,415
1,950,000	[1,2,3]	Gevo, Inc.	4,485,000
555,000	[1,2]	Kodiak Oil & Gas Corp.	5,106,000
132,000	[2]	Seadrill Partners LLC	3,821,400
78,800	[2]	Vermilion Energy, Inc.	4,041,917
84,400	[1]	Whiting Petroleum Corp.	4,015,752
		TOTAL	25,055,484
		Financials—6.4%
78,250	[1]	Affiliated Managers Group	11,262,522
2,704,300	[1]	Concentradora Fibra Hotelera Mexicana SA de CV	4,700,504
328,400		EverBank Financial Corp.	4,791,356
1,282,339		Fibra Uno Administracion SA	4,010,020
340,000		LPS Brasil Cons De Imoveis	6,044,141
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
204,000	[1]	Popular, Inc.	$5,475,360
603,300	[1]	Walker & Dunlop, Inc.	12,958,884
		TOTAL	49,242,787
		Health Care—22.7%
500,000	[1]	Achillion Pharmaceuticals, Inc.	4,490,000
132,500	[1]	Aegerion Pharmaceuticals, Inc.	3,751,075
457,800	[1,2,3]	Alexza Pharmaceuticals, Inc.	1,950,228
190,000	[1]	Alkermes, Inc.	4,379,500
641,400	[1,2]	Amarin Corporation PLC., ADR	5,464,728
277,100	[1]	Ariad Pharmaceuticals, Inc.	5,508,748
2,134,207	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	1,104,025
122,654	[1]	Chindex International, Inc.	1,354,100
304,906	[1,2]	Conceptus, Inc.	6,299,358
1,130,000	[1,3]	Corcept Therapeutics, Inc.	2,452,100
214,500	[1]	Cubist Pharmaceuticals, Inc.	9,232,080
590,446	[1,2]	Dexcom, Inc.	8,992,493
13,700,000	[1,3]	Dynavax Technologies Corp.	42,333,000
250,000	[1]	Fluidigm Corp.	4,125,000
531,600	[1,2]	Idenix Pharmaceuticals, Inc.	2,525,100
324,554	[1,2]	Insulet Corp.	7,487,461
460,000	[1,2]	Nektar Therapeutics	3,942,200
97,000	[1]	NuVasive, Inc.	1,671,310
2,205,743	[1,3]	Progenics Pharmaceuticals, Inc.	6,286,368
2,027,706	[1,2]	Protalix Biotherapeutics, Inc.	10,361,578
90,185	[1]	Puma Biotechnology, Inc.	2,086,881
38,400	[1]	Regeneron Pharmaceuticals, Inc.	6,679,296
380,100	[1]	Sagent Pharmaceuticals, Inc.	6,043,590
144,975	[1]	Salix Pharmaceuticals Ltd.	6,944,302
150,110	[1,2]	Seattle Genetics, Inc.	4,420,739
346,700	[1]	Swedish Orphan Biovitrum AB	2,077,632
819,000	[1,2,3]	Threshold Pharmaceuticals, Inc., Class THL	3,783,780
1,172,412	[1]	Vical, Inc.	4,197,235
188,500	[1,2]	Vivus, Inc.	2,282,735
15,982	[1]	Vocera Communications, Inc.	419,687
2,558,954	[1,2,3]	Zogenix, Inc.	3,633,715
		TOTAL	176,280,044
		Industrials—19.9%
395,800	[1]	Air Lease Corp.	9,447,746
20,623,588		Aramex PJSC	12,408,965
276,700		Chicago Bridge & Iron Co., N.V.	14,059,127
66,200	[1]	Cyrusone, Inc.	1,401,454
331,200		DSV, De Sammensluttede Vognmad AS	8,498,954
527,100	[1]	Edgen Group, Inc.	4,211,529
52,700	[1]	EnPro Industries, Inc.	2,344,096
200,700	[1]	Fortune Brands Home & Security, Inc.	6,570,918
32,800	[1]	IHS, Inc., Class A	3,375,120
1,295,000	[1,3]	Innovative Solutions and Support, Inc.	5,490,800
96,248		Intersections, Inc.	999,054
69,849	[1]	MOOG, Inc., Class A	3,059,386
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
410,500	[1]	MRC Global, Inc.	$12,614,665
146,500		MSC Industrial Direct Co.	11,591,080
235,200	[1]	Old Dominion Freight Lines, Inc.	8,768,256
239,600	[1]	Owens Corning, Inc.	9,984,132
179,800		Ryder System, Inc.	10,209,044
124,000	[1]	Teledyne Technologies, Inc.	8,464,240
304,500	[1,2]	Titan Machinery, Inc.	8,803,095
213,500		Trinity Industries, Inc.	8,475,950
61,533	[1,2]	United Rentals, Inc.	3,114,801
		TOTAL	153,892,412
		Information Technology—22.9%
110,000	[1]	Acme Packet, Inc.	2,658,700
312,455	[1]	Ambarella, Inc.	3,112,052
588,000	[1]	Brightcove, Inc.	4,950,960
231,777	[1,2]	BroadSoft, Inc.	7,873,465
2,400,000	[1,3]	Cinedigm Digital Cinema Corp.	3,720,000
767,000	[1,3]	Cinedigm Digital Cinema Corp.	1,211,860
313,000	[1]	Commvault Systems, Inc.	24,016,490
430,400	[1,2]	Constant Contact, Inc.	6,481,824
75,200	[1]	CoStar Group, Inc.	7,052,256
51,158	[1]	Eloqua, Inc.	1,201,701
617,000	[1]	Envestnet, Inc.	8,582,470
175,400	[1]	Exa Corp.	1,755,754
305,900	[1,2]	Fleetmatics Group PLC	7,668,913
919,400	[1]	Gilat Satellite Networks	4,872,820
89,600	[1,2]	IPG Photonics Corp.	5,867,008
85,500	[1]	Jive Software, Inc.	1,310,715
252,000	[1]	LivePerson, Inc.	3,369,240
426,800	[1]	Microsemi Corp.	8,928,656
285,700	[1,2]	Millennial Media, Inc.	3,296,978
1,853,900	[1,2]	Mindspeed Technologies, Inc.	9,121,188
227,600	[1]	Moneygram International, Inc.	3,134,052
271,890	[1]	NIC, Inc.	4,431,807
820,900	[1]	Nova Measuring Instruments Ltd.	7,388,100
248,700	[1]	Peregrine Semiconductor Corp.	2,979,426
303,900	[1]	RADWARE Ltd.	11,052,843
600,000	[1]	RDA Microelectronics, Inc., ADR	7,068,000
109,300	[1,2]	ServiceNow, Inc.	3,029,796
296,000	[1]	Synacor, Inc.	1,713,840
192,800	[1]	Synchronoss Technologies, Inc.	4,590,568
83,000		Syntel, Inc.	4,838,070
482,000		Telecity Group PLC	6,474,909
281,600	[1]	The Active Network, Inc.	1,557,248
792,700	[1]	Vitesse Semiconductor Corp.	1,656,743
249,750	[1]	WebMediaBrands, Inc.	497,002
		TOTAL	177,465,454
		Materials—2.2%
960,000	[1]	Cemex Latam Holdings SA	7,245,650
69,100		Eagle Materials, Inc.	4,475,607
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
75,000		Eastman Chemical Co.	$5,336,250
		TOTAL	17,057,507
		Telecommunication Services—1.0%
272,500	[1]	inContact, Inc.	1,607,750
209,100	[1]	TW Telecom, Inc.	5,777,433
		TOTAL	7,385,183
		Utilities—0.6%
54,918		ITC Holdings Corp.	4,448,358
		TOTAL COMMON STOCKS (IDENTIFIED COST $577,720,725)	766,499,869
		WARRANTS—0.4%
		Energy—0.0%
966,936	[1]	Syntroleum Corp., Warrants	111,004
		Health Care—0.4%
1,925,000	[1,3]	Alexza Pharmaceuticals, Inc., Warrants	784,437
121,142	[1,3]	Corcept Therapeutics, Inc., Warrants	86,871
446,014	[1,3]	Dynavax Technologies Corp., Warrants	966,914
257,688	[1,3]	Threshold Pharmaceuticals, Inc., Warrants	835,605
1,046,250	[1,3,4]	Zogenix, Inc., Warrants	191,778
		TOTAL	2,865,605
		TOTAL WARRANTS (IDENTIFIED COST $103,106)	2,976,609
		Corporate Bonds—0.4%
		Energy—0.2%
$1,323,000	[5,6]	Solazyme, Inc., Conv. Bond, 6.00%, 2/1/2018	1,406,825
		Materials—0.2%
1,590,000	[5,6]	Silver Standard Resources, Inc., Conv. Bond, 2.875%, 2/1/2033	1,510,292
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,913,000)	2,917,117
		MUTUAL FUND—14.7%
113,937,901	[3,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	113,937,901
		TOTAL INVESTMENTS—114.4% (IDENTIFIED COST $694,674,732)[9]	886,331,496
		OTHER ASSETS AND LIABILITIES - NET—(14.4)%[10]	(111,292,135)
		TOTAL NET ASSETS—100%	$775,039,361
At January 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/5/2013	33,676,250 Mexican Peso	$2,644,399	$4,229
2/5/2013	8,673,935 Mexican Peso	$684,507	$(2,304)
Contracts Sold:
2/1/2013	74,526 Euro	$100,947	$(244)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,681
4

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $961 and $1,867, respectively. This is based on the contracts held as of each month-end throughout the three month period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$103,380,785	$107,387,350
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended January 31, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2013	Value	Dividend Income
Alexza Pharmaceuticals, Inc.	465,300	—	7,500	457,800	$1,950,228
Alexza Pharmaceuticals, Inc., Warrants	1,925,000	—	—	1,925,000	784,437
Catalyst Pharmaceutical Partners, Inc.	2,134,207	—	—	2,134,207	1,104,025	$616,420
Cinedigm Digital Cinema Corp.	2,400,000	—	—	2,400,000	3,720,000	—
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	1,211,860
Corcept Therapeutics, Inc.	1,160,000	—	30,000	1,130,000	2,452,100
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	86,871
Dynavax Technologies Corp.	14,218,206	531,000	1,049,206	13,700,000	42,333,000	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	966,914	—
Gevo, Inc.	1,500,000	450,000	—	1,950,000	4,485,000	—
*Innovative Solutions and Support, Inc.	1,400,000	—	105,000	1,295,000	5,490,800	—
Progenics Pharmaceuticals, Inc.	1,787,300	452,700	34,257	2,205,743	6,286,368	—
TOTAL OF AFFILIATED COMPANIES	28,324,169	1,433,700	1,225,963	28,531,906	$70,871,603	$616,420
*	At January 31, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	95,539,991
Purchases/Additions	159,554,951
Sales/Reductions	141,157,041
Balance of Shares Held 1/31/2013	113,937,901
Value	$113,937,901
Dividend Income	$888
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $2,917,117, which represented 0.4% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $2,917,117, which represented 0.4% of total net assets.
5

7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At January 31, 2013, the cost of investments for federal tax purposes was $694,674,732. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and b) any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments was $191,656,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $255,644,249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,987,485.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
6

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$222,185,219	$—	$—	$222,185,219
International	544,314,650	—	—	544,314,650
Debt Securities:
Corporate Bond	—	2,917,117	—	2,917,117
Warrants	—	2,784,831	191,778	2,976,609
Mutual Funds	113,937,901	—	—	113,937,901
TOTAL SECURITIES	$880,437,770	$5,701,948	$191,778	$886,331,496
OTHER FINANCIAL INSTRUMENTS*	$1,681	$—	$—	$1,681
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated MDT Mid Cap Growth Strategies Fund (formerly, Federated Mid Cap Growth Strategies Fund)
Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—2.8%
35,800		CF Industries Holdings, Inc.	$8,204,286
17,700		FMC Corp.	1,088,019
		TOTAL	9,292,305
		Airline - National—2.0%
69,600	[1]	Delta Air Lines, Inc.	966,744
232,800	[1]	United Continental Holdings, Inc.	5,622,120
		TOTAL	6,588,864
		Airline - Regional—0.5%
15,200		Copa Holdings SA, Class A	1,665,920
		Apparel—1.8%
18,600	[1]	Carter's, Inc.	1,120,278
32,700		V.F. Corp.	4,825,866
		TOTAL	5,946,144
		Auto Manufacturing—0.5%
30,300	[1]	TRW Automotive Holdings Corp.	1,746,189
		Auto Original Equipment Manufacturers—1.8%
12,200	[1]	AutoZone, Inc.	4,510,340
19,900		Delphi Automotive PLC	769,334
8,400	[1]	O'Reilly Automotive, Inc.	778,260
		TOTAL	6,057,934
		Auto Part Replacement—1.2%
59,200		Genuine Parts Co.	4,027,376
		Beverages—0.4%
31,200	[1]	Green Mountain Coffee, Inc.	1,420,536
		Biotechnology—0.3%
32,300	[1]	Hospira, Inc.	1,102,076
		Building Materials—0.2%
13,300		Lennox International, Inc.	764,883
		Business Services—0.4%
37,900	[1]	FTI Consulting, Inc.	1,231,750
		Cable TV—1.4%
19,400	[1]	AMC Networks, Inc.	1,105,218
44,000	[1]	Charter Communications, Inc.	3,430,680
		TOTAL	4,535,898
		Carpets—0.5%
14,700	[1]	Mohawk Industries, Inc.	1,494,402
		Clothing Stores—2.2%
104,600		Gap (The), Inc.	3,418,328
22,400	[1]	Hanesbrands, Inc.	839,552
64,600		Limited Brands, Inc.	3,102,092
		TOTAL	7,359,972
		Commodity Chemicals—0.3%
3,300		Newmarket Corp.	842,028
		Computer Peripherals—2.0%
169,900	[1]	NetApp, Inc.	6,116,400

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
13,300	[1]	Synaptics, Inc.	$466,564
		TOTAL	6,582,964
		Computer Services—1.6%
46,200	[1]	Fiserv, Inc.	3,710,322
30,300		Global Payments, Inc.	1,492,578
		TOTAL	5,202,900
		Construction Machinery—1.1%
43,900		Joy Global, Inc.	2,773,163
50,100		Manitowoc, Inc.	881,760
		TOTAL	3,654,923
		Cosmetics & Toiletries—2.5%
58,400		Avon Products, Inc.	991,632
61,900		Estee Lauder Cos., Inc., Class A	3,771,567
36,400	[1]	Sally Beauty Holdings, Inc.	966,056
23,600	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	2,308,552
		TOTAL	8,037,807
		Crude Oil & Gas Production—1.8%
112,500		Cabot Oil & Gas Corp., Class A	5,937,750
		Dairy Products—0.4%
68,100	[1]	Dean Foods Co.	1,246,911
		Defense Aerospace—0.8%
2,800	[1]	Esterline Technologies Corp.	185,892
32,400		Triumph Group, Inc.	2,279,988
		TOTAL	2,465,880
		Defense Electronics—1.5%
20,200		Grainger (W.W.), Inc.	4,399,964
10,500		Rockwell Collins, Inc.	618,240
		TOTAL	5,018,204
		Department Stores—1.4%
11,500		Dillards, Inc., Class A	970,715
33,400		Kohl's Corp.	1,546,086
49,700		Macy's, Inc.	1,963,647
		TOTAL	4,480,448
		Discount Department Stores—1.0%
38,900		Family Dollar Stores, Inc.	2,205,630
31,000		Foot Locker, Inc.	1,064,850
		TOTAL	3,270,480
		Diversified Consumer Services—0.3%
37,100		Block (H&R), Inc.	844,767
		Diversified Leisure—0.6%
11,500	[1]	Coinstar, Inc.	585,120
39,100		Royal Caribbean Cruises Ltd.	1,415,420
		TOTAL	2,000,540
		Education & Training Services—0.5%
81,400	[1]	Apollo Group, Inc., Class A	1,645,908
		Electrical - Radio & TV—0.3%
22,700		Harman International Industries, Inc.	1,016,506
		Electrical Equipment—0.8%
37,100		AMETEK, Inc.	1,520,729
13,300	[1]	WESCO International, Inc.	969,969
		TOTAL	2,490,698

Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—1.7%
123,000		Agilent Technologies, Inc.	$5,507,940
		Electronic Instruments—1.1%
59,200	[1]	Trimble Navigation Ltd.	3,700,000
		Ethical Drugs—0.8%
30,100	[1]	United Therapeutics Corp.	1,622,089
66,300		Warner Chilcott PLC	939,471
		TOTAL	2,561,560
		Financial Services—4.0%
44,274	[1]	Cardtronics, Inc.	1,146,254
28,500		Dun & Bradstreet Corp.	2,323,890
22,600		Eaton Vance Corp.	818,120
63,300		Equifax, Inc.	3,715,710
95,400		Moody's Corp.	5,229,828
		TOTAL	13,233,802
		Food Products—0.5%
23,093		Ingredion, Inc.	1,525,754
		Generic Drugs—2.7%
94,300	[1]	Endo Health Solutions, Inc.	2,985,538
135,800	[1]	Mylan, Inc.	3,839,066
21,600		Perrigo Co.	2,171,016
		TOTAL	8,995,620
		Grocery Chain—2.4%
165,600		Kroger Co.	4,587,120
32,500		Whole Foods Market, Inc.	3,128,125
		TOTAL	7,715,245
		Health Care Technology—0.3%
12,100	[1]	Cerner Corp.	998,855
		Home Building—0.1%
5,100		Lennar Corp., Class A	211,854
		Home Products—0.9%
36,600		Tupperware Brands Corp.	2,788,920
		Hotels—1.1%
66,000		Wyndham Worldwide Corp.	3,682,140
		Household Appliances—1.0%
27,400		Whirlpool Corp.	3,161,412
		Household Durables—1.0%
43,600		Stanley Black & Decker, Inc.	3,349,788
		Industrial Machinery—4.7%
86,000		Dover Corp.	5,949,480
13,400		Flowserve Corp.	2,100,718
103,100		Ingersoll-Rand PLC, Class A	5,298,309
15,100		Valmont Industries, Inc.	2,200,372
		TOTAL	15,548,879
		Internet Services—0.3%
22,779		IAC Interactive Corp.	939,634
		IT Services—0.6%
132,800		Western Union Co.	1,889,744
		Mail Order—0.0%
2,286		HSN, Inc.	136,246

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—2.4%
28,500		AmerisourceBergen Corp.	$1,293,045
71,000		Cardinal Health, Inc.	3,110,510
60,300	[1]	HCA, Inc.	2,270,295
34,100		Patterson Cos., Inc.	1,232,033
		TOTAL	7,905,883
		Medical Technology—1.9%
23,400		ResMed, Inc.	1,024,920
125,900		St. Jude Medical, Inc.	5,124,130
		TOTAL	6,149,050
		Metal Fabrication—0.5%
29,600		Timken Co.	1,586,856
		Miscellaneous Components—0.8%
41,000		Amphenol Corp., Class A	2,770,370
		Miscellaneous Machinery—1.4%
33,300		Curtiss Wright Corp.	1,187,145
27,800		Parker-Hannifin Corp.	2,584,566
9,200		Rockwell Automation, Inc.	820,548
		TOTAL	4,592,259
		Multi-Industry Capital Goods—0.3%
30,600		Textron, Inc.	880,056
		Multi-Line Insurance—0.6%
22,700		Allied World Assurance Holdings Ltd.	1,925,641
		Mutual Fund Adviser—1.3%
61,100		T. Rowe Price Group, Inc.	4,365,595
		Office Equipment—0.2%
44,600		Pitney Bowes, Inc.	642,686
		Offshore Driller—0.4%
21,000		Oceaneering International, Inc.	1,327,410
		Oil Refiner—0.5%
39,100		World Fuel Services Corp.	1,685,601
		Oil Service, Explore & Drill—0.1%
15,000	[1]	MRC Global, Inc.	460,950
		Oil Well Supply—1.3%
52,600	[1]	Cameron International Corp.	3,330,106
13,500	[1]	Dresser-Rand Group, Inc.	824,175
		TOTAL	4,154,281
		Packaged Foods—0.3%
13,100		Hershey Foods Corp.	1,040,795
		Paint & Related Materials—2.1%
28,100		Sherwin-Williams Co.	4,556,134
34,700		Valspar Corp.	2,299,916
		TOTAL	6,856,050
		Paper Products—0.4%
41,100		Buckeye Technologies, Inc.	1,181,625
		Personal & Household—0.4%
32,900		Nu Skin Enterprises, Inc., Class A	1,393,644
		Personnel Agency—0.3%
31,300		Robert Half International, Inc.	1,103,012
		Plastic Containers—0.6%
55,200	[1]	Owens-Illinois, Inc.	1,313,760

Shares			Value
		COMMON STOCKS—continued
		Plastic Containers—continued
17,100		Packaging Corp. of America	$657,153
		TOTAL	1,970,913
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	977,647
		Professional Services—0.3%
29,000	[1]	Nielsen Holdings N.V.	942,790
		Railroad—0.6%
20,500		Wabtec Corp.	1,919,210
		Recreational Vehicles—0.7%
26,100		Polaris Industries, Inc., Class A	2,273,049
		Restaurant—0.7%
28,800		Darden Restaurants, Inc.	1,339,200
5,300	[1]	Panera Bread Co.	846,993
		TOTAL	2,186,193
		Services to Medical Professionals—3.3%
40,600	[1]	Henry Schein, Inc.	3,505,404
33,600	[1]	Laboratory Corp. of America Holdings	3,007,200
75,400		Quest Diagnostics, Inc.	4,369,430
		TOTAL	10,882,034
		Shoes—0.3%
21,400	[1]	Deckers Outdoor Corp.	854,930
		Soft Drinks—2.0%
81,700		Coca-Cola Enterprises, Inc.	2,848,879
79,700		Dr. Pepper Snapple Group, Inc.	3,592,079
		TOTAL	6,440,958
		Software Packaged/Custom—6.2%
65,400	[1]	Akamai Technologies, Inc.	2,662,434
71,000	[1]	Autodesk, Inc.	2,760,480
24,500		Avago Technologies Ltd.	876,365
99,300	[1]	BMC Software, Inc.	4,125,915
90,000	[1]	Cadence Design Systems, Inc.	1,253,700
87,100	[1]	Electronic Arts, Inc.	1,370,083
65,600		Intuit, Inc.	4,092,128
29,800	[1]	Solarwinds, Inc.	1,621,716
55,000	[1]	Symantec Corp.	1,197,350
10,400	[1]	Verisign, Inc.	451,464
		TOTAL	20,411,635
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,257,208
2,400		Cabot Corp.	89,832
		TOTAL	3,347,040
		Specialty Retailing—6.6%
17,200		Abercrombie & Fitch Co., Class A	860,000
24,500		Advance Auto Parts, Inc.	1,801,240
27,900	[1]	Bed Bath & Beyond, Inc.	1,637,730
28,700		Dick's Sporting Goods, Inc.	1,365,833
65,000	[1]	Dollar General Corp.	3,004,300
47,650		Expedia, Inc.	3,109,162
69,000		Finish Line, Inc., Class A	1,286,160
71,000		Nordstrom, Inc.	3,921,330
46,300		PetSmart, Inc.	3,028,483

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
40,600		Williams-Sonoma, Inc.	$1,786,400
		TOTAL	21,800,638
		Telecommunication Equipment & Services—0.7%
39,900		Motorola, Inc.	2,329,761
		Toys & Games—2.2%
61,900		Hasbro, Inc.	2,313,203
126,400		Mattel, Inc.	4,756,432
		TOTAL	7,069,635
		Undesignated Consumer Cyclicals—1.1%
60,900		Herbalife Ltd.	2,211,888
29,000		Weight Watchers International, Inc.	1,550,630
		TOTAL	3,762,518
		Uniforms—0.4%
34,200		Cintas Corp.	1,445,292
		TOTAL COMMON STOCKS (IDENTIFIED COST $314,394,437)	322,556,363
		MUTUAL FUND—1.1%
3,654,198	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares 0.13% (AT NET ASSET VALUE)	3,654,198
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $318,048,635)[4]	326,210,561
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	1,871,332
		TOTAL NET ASSETS—100%	$328,081,893
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At January 31, 2013, the cost of investments for federal tax purposes was $318,048,635. The net unrealized appreciation of investments for federal tax purposes was $8,161,926. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,760,898 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,598,972.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated Absolute Return Fund (formerly, Federated Prudent Absolute Return Fund)
Portfolio of Investments
January 31, 2013 (unaudited)
Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—63.4%
		Air Freight & Logistics—0.9%
40,000		United Parcel Service, Inc.	$3,171,600
		Automobiles—0.7%
200,000		Ford Motor Co.	2,590,000
		Beverages—1.7%
80,000		PepsiCo, Inc.	5,828,000
		Biotechnology—4.4%
90,000		Amgen, Inc.	7,691,400
20,000	[1]	Celgene Corp.	1,979,200
140,000	[1]	Gilead Sciences, Inc.	5,523,000
		TOTAL	15,193,600
		Commercial Banks—1.6%
1,100,000		Synovus Financial Corp.	2,838,000
80,000		Wells Fargo & Co.	2,786,400
		TOTAL	5,624,400
		Consumer Finance—1.3%
120,000		Discover Financial Services	4,606,800
		Diversified Financial Services—2.2%
250,000		Bank of America Corp.	2,830,000
100,000		JPMorgan Chase & Co.	4,705,000
		TOTAL	7,535,000
		Diversified Telecommunication Services—3.9%
100,000		AT&T, Inc.	3,479,000
100,000		CenturyLink, Inc.	4,045,000
700,000		Telstra Corp. Ltd.	3,357,804
60,000		Verizon Communications, Inc.	2,616,600
		TOTAL	13,498,404
		Electric Utilities—2.4%
70,000		Duke Energy Corp.	4,811,800
160,000		SSE PLC	3,600,837
		TOTAL	8,412,637
		Electronic Equipment Instruments & Components—1.1%
8,000		Apple, Inc.	3,642,480
		Energy—1.7%
600		Inpex Corp.	3,477,500
40,000		Phillips 66	2,422,800
		TOTAL	5,900,300
		Food & Staples Retailing—1.7%
50,000		CVS Caremark Corp.	2,560,000
50,000		Wal-Mart Stores, Inc.	3,497,500
		TOTAL	6,057,500
		Food Products—3.4%
200,000		ConAgra Foods, Inc.	6,538,000
90,000		Kellogg Co.	5,265,000
		TOTAL	11,803,000
1

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Household Durables—0.5%
1,700	[1]	NVR, Inc.	$1,750,422
		Household Products—3.4%
35,000		Clorox Co.	2,744,350
50,000		Kimberly-Clark Corp.	4,475,500
60,000		Procter & Gamble Co.	4,509,600
		TOTAL	11,729,450
		Insurance—2.6%
52,000		Ace Ltd.	4,437,160
20,000	[1]	Berkshire Hathaway, Inc.	1,938,600
40,000	[1]	Intact Financial Corp.	2,633,246
		TOTAL	9,009,006
		Internet Software & Services—0.7%
80,000		Dena Co. Ltd.	2,530,045
		Media—1.9%
300,000		British Sky Broadcasting Group PLC	3,889,647
70,000		Comcast Corp., Class A	2,665,600
		TOTAL	6,555,247
		Metals & Mining—5.6%
20,000		Agnico Eagle Mines Ltd.	916,600
21,575	[1]	Barisan Gold Corp.	2,271
40,000		Barrick Gold Corp.	1,276,800
60,000	[1]	Detour Gold Corp.	1,268,097
30,000	[1]	Dundee Precious Metals, Inc.	267,094
600,000	[1]	Fortuna Silver Mines, Inc.	2,502,506
50,000		Goldcorp, Inc., Class A	1,764,500
80,000		IAMGOLD Corp.	656,908
40,000	[1]	Imperial Metals Corp.	538,199
100,000	[1]	Kaminak Gold Corp.	141,368
10,000	[1]	Kennady Diamonds, Inc.	13,335
160,000		Kinross Gold Corp.	1,316,800
58,000	[1]	Mountain Province Diamonds, Inc.	236,675
100,000	[1]	New Gold, Inc.	970,000
40,000		Newmont Mining Corp.	1,718,400
120,000	[1]	Osisko Mining Corp.	831,362
170,000	[1]	Rockgate Capital Corp.	66,473
300,000	[1]	Romarco Minerals, Inc.	267,696
9,000		Royal Gold, Inc.	672,030
14,000		Silver Wheaton Corp.	487,207
150,000	[1]	Stillwater Mining Co.	2,019,000
80,000		Yamana Gold, Inc.	1,308,000
		TOTAL	19,241,321
		Multi-Industry Cap Good—1.0%
150,000		General Electric Co.	3,342,000
		Multiline Retail—1.4%
80,000		Target Corp.	4,832,800
		Multi-Utilities—2.7%
500,000		National Grid PLC	5,483,569
2

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Multi-Utilities—continued
100,000		Wisconsin Energy Corp.	$3,943,000
		TOTAL	9,426,569
		Oil Gas & Consumable Fuels—1.5%
100,000	[1]	BNK Petroleum, Inc.	49,128
50,000	[1]	Coastal Energy Co.	1,100,862
40,000		ConocoPhillips	2,320,000
30,000		HollyFrontier Corp.	1,566,600
		TOTAL	5,036,590
		Pharmaceuticals—7.2%
170,000		AbbVie, Inc.	6,237,300
70,000		Eli Lilly & Co.	3,758,300
100,000		Johnson & Johnson	7,392,000
280,000		Pfizer, Inc.	7,638,400
		TOTAL	25,026,000
		Pharmaceuticals Biotechnology & Life Sciences—2.0%
150,000	[1]	Mylan Laboratories, Inc.	4,240,500
100,000		Statoil ASA	2,663,421
		TOTAL	6,903,921
		Real Estate Investment Trusts (REITs)—1.8%
45,000		Health Care REIT, Inc.	2,827,800
22,000		Simon Property Group, Inc.	3,523,960
		TOTAL	6,351,760
		Semiconductors & Semiconductor Equipment—1.1%
60,000		Broadcom Corp.	1,947,000
40,000		Tokyo Electron Ltd.	1,714,692
		TOTAL	3,661,692
		Tobacco—2.1%
150,000		Altria Group, Inc.	5,052,000
60,000		Imperial Tobacco Group PLC	2,231,492
		TOTAL	7,283,492
		Wireless Telecommunication Services—0.9%
1,200,000		Vodafone Group PLC	3,275,392
		TOTAL COMMON STOCKS (IDENTIFIED COST $205,876,285)	219,819,428
		U.S. TREASURY—1.7%
$6,000,000	[2,3]	United States Treasury Bill, 0.09%, 3/7/2013 (IDENTIFIED COST $5,999,486)	5,999,716
		INVESTMENT FUND—2.0%
69,441	[4]	GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $6,944,097)	6,762,154
		EXCHANGE-TRADED FUND—2.5%
600,000		Sprott Physical Gold Trust (IDENTIFIED COST $8,664,240)	8,574,000
		BULLION—2.5%
5,200		Gold (IDENTIFIED COST $9,034,335)	8,651,591
		PURCHASED PUT OPTIONS—0.2%
		Index—0.2%
4,000		SPDR S&P 500 ETF Trust, Strike Price $130, Expiration Date 3/16/2013	78,000
6,000		SPDR S&P 500 ETF Trust, Strike Price $130, Expiration Date 6/22/2013	750,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,065,197)	828,000
3

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		MUTUAL FUNDS—27.2%[5]
739,947		Emerging Markets Fixed Income Core Fund	$25,621,513
20,928,938	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	20,928,938
9,942,857		Federated Prudent Bear Fund, Institutional Shares	34,800,000
1,925,689		High Yield Bond Portfolio	12,959,886
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $94,733,826)	94,310,337
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $333,317,466)[7]	344,945,226
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	1,521,293
		TOTAL NET ASSETS—100%	$346,466,519
At January 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	200	$74,665,000	March 2013	$(2,608,150)
The average notional value of futures contracts held by the Fund throughout the period was $152,032,412. This is based on amounts held as of each month-end throughout the three month period.
At January 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/4/2013	322,565 CAD	$322,585	$820
2/4/2013	144,778,041 JPY	$1,588,524	$(5,298)
2/8/2013	12,450,000 GBP	$20,030,880	$(286,108)
2/8/2013	180,550,810 JPY	$2,098,367	$(123,852)
2/28/2013	4,600,000 CAD	$4,618,261	$(8,900)
4/30/2013	3,000,000 AUD	$3,080,340	$27,229
Contracts Sold:
2/8/2013	7,000,000 GBP	$11,181,373	$79,895
2/8/2013	3,950,000 GBP	$6,325,810	$61,405
2/8/2013	1,500,000 GBP	$2,395,535	$16,646
2/8/2013	145,843,830 JPY	$1,828,524	$233,567
2/8/2013	34,706,980 JPY	$434,298	$54,740
2/28/2013	4,600,000 CAD	$4,617,092	$7,732
4/30/2013	3,000,000 AUD	$3,085,200	$(22,369)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$35,507
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $248,811 and $254,388, respectively. This is based on the contracts held as of each month-end throughout the three month period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holdings.
6	7-Day net yield.
4

7	At January 31, 2013, the cost of investments for federal tax purposes was $333,343,185. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments and c) futures contracts was $11,602,041. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,152,883 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,550,842.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$168,979,902	$—	$—	$168,979,902
International	50,839,526	—	—	50,839,526
Debt Securities:
U.S. Treasury	—	5,999,716	—	5,999,716
Investment Fund	—	—	6,762,154	6,762,154
Exchange-Traded Fund	8,574,000	—	—	8,574,000
Bullion	8,651,591	—	—	8,651,591
Purchased Put Options	828,000	—	—	828,000
Mutual Funds	94,310,337	—	—	94,310,337
TOTAL SECURITIES	$332,183,356	$5,999,716	$6,762,154	$344,945,226
OTHER FINANCIAL INSTRUMENTS*	$(2,608,150)	$35,507	$—	$(2,572,643)
*	Other financial instruments include futures contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Investment Fund
Balance as of November 1, 2012	$11,835,712
Realized gain (loss)	199,636
Change in unrealized appreciation/depreciation	(232,441)
Sales	(5,040,753)
Balance as of January 31, 2013	$6,762,154
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2013	$(211,698)
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
GBP	—Great Britain Pound
JPY	—Japanese Yen
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
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Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—99.1%
	Consumer Discretionary—2.8%
2,071,545	McDonald's Corp.	$197,397,523
	Consumer Staples—27.6%
8,288,845	Altria Group, Inc.	279,168,299
1,716,100	General Mills, Inc.	71,973,234
2,546,170	H.J. Heinz Co.	154,374,287
3,283,200	Kellogg Co.	192,067,200
1,617,600	Kimberly-Clark Corp.	144,791,376
5,204,440	Kraft Foods Group, Inc.	240,549,217
4,216,500	Lorillard, Inc.	164,738,655
1,637,700	PepsiCo, Inc.	119,306,445
795,455	Philip Morris International, Inc.	70,127,313
2,266,030	Procter & Gamble Co.	170,314,815
5,791,227	Reynolds American, Inc.	254,698,163
838,050	The Coca-Cola Co.	31,208,982
1,847,567	Unilever PLC	75,219,296
	TOTAL	1,968,537,282
	Energy—12.8%
4,700,000	BP PLC	34,792,480
488,225	Chevron Corp.	56,219,109
5,150,280	ConocoPhillips	298,716,240
8,183,360	Royal Dutch Shell PLC, Class B	297,733,889
4,186,080	Total SA	226,956,658
	TOTAL	914,418,376
	Health Care—20.0%
6,278,240	AstraZeneca PLC	303,996,034
7,902,070	Bristol-Myers Squibb Co.	285,580,810
2,836,295	Eli Lilly & Co.	152,280,678
13,837,773	GlaxoSmithKline PLC	317,239,676
3,004,485	Johnson & Johnson	222,091,531
3,324,035	Merck & Co., Inc.	143,764,514
	TOTAL	1,424,953,243
	Telecommunication Services—16.9%
6,173,465	AT&T, Inc.	214,774,847
1,695,910	BCE, Inc.	75,341,660
6,514,480	CenturyLink, Inc.	263,510,716
6,559,250	Verizon Communications, Inc.	286,048,893
103,937,864	Vodafone Group PLC	283,699,034
8,297,985	Windstream Corp.	80,822,374
	TOTAL	1,204,197,524
	Utilities—19.0%
2,088,015	American Electric Power Co., Inc.	94,566,199
482,715	Dominion Resources, Inc.	26,119,709
4,047,859	Duke Energy Corp.	278,249,828
23,646,244	National Grid PLC	259,332,861
8,036,905	PPL Corp.	243,437,852
3,729,500	Pepco Holdings, Inc.	72,799,840
9,270,070	SSE PLC	208,626,085
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Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
3,877,018		Southern Co.	$171,480,506
		TOTAL	1,354,612,880
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,164,356,483)	7,064,116,828
		MUTUAL FUND—0.5%
33,718,142	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	33,718,142
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $6,198,074,625)[3]	7,097,834,970
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	30,546,073
		TOTAL NET ASSETS—100%	$7,128,381,043
1	Affiliated holding.
2	7-Day net yield.
3	At January 31, 2013, the cost of investments for federal tax purposes was $6,198,074,625. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $899,760,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $922,720,942 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,960,597.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013